UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital, a division of
           Smith Management, LLC
           --------------------------------------------------
Address:   885 Third Avenue, 34th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jim Plohg
           ------------------------------------------------------------
Title:     General Counsel & Chief Compliance Officer
           ------------------------------------------------------------
Phone:     212.888.7219
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jim Plohg                 New York, New York           February 16, 2010
------------------------   ------------------------        ------------------
   [Signature]                 [City, State]                     [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:        $ 589,427
                                               -------------
                                                (thousands)


List of Other Included Managers:

NONE

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


           COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7           COLUMN 8

                                                              VALUE  SHRS OR   SH/ PUT/  INVESTMENT OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT   PRN CALL  DISCRETION MANAGER     SOLE    SHARED  NONE


ALLIED IRISH BKS P L C         SPON ADR ORD     019228402   11,057   3,150,000 SH           SOLE             3,150,000
BOISE INC                      COM              09746Y105   16,179   3,046,949 SH           SOLE             3,046,949
BON-TON STORES INC             COM              09776J101    5,805     589,900 SH           SOLE               589,900
CBS CORP NEW                   CL B             124857202   36,530   2,600,000 SH           SOLE             2,600,000
CITIGROUP INC                  COM              172967101  165,500  50,000,000 SH           SOLE            50,000,000
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0  207142AH3    8,719   8,995,000 PRN          SOLE             8,995,000
EMMIS COMMUNICATIONS CORP      CL A             291525103    1,632   1,406,500 SH           SOLE             1,406,500
EMMIS COMMUNICATIONS CORP      PFD CV SER A     291525202   18,392   1,081,879 SH           SOLE             1,081,879
ENTERCOM COMMUNICATIONS CORP   CL A             293639100    5,499     777,862 SH           SOLE               777,862
FLOTEK INDS INC DEL            NOTE 5.250% 2/1  343389AA0    3,976   6,794,000 PRN          SOLE             6,794,000
FORD MTR CO DEL                COM PAR $0.01    345370860   48,810   4,881,000 SH           SOLE             4,881,000
GANNETT INC                    COM              364730101  125,780   8,470,000 SH           SOLE             8,470,000
JAZZ TECHNOLOGIES INC          NOTE 8.000%12/3  47214EAA0    6,313   7,177,000 PRN          SOLE             7,177,000
LEAR CORP                      COM NEW          521865204   26,436     390,841 SH           SOLE               390,841
LEE ENTERPRISES INC            COM              523768109    1,236     356,100 SH           SOLE               356,100
MCCLATCHY CO                   CL A             579489105    5,310   1,500,000 SH           SOLE             1,500,000
MEDIA GEN INC                  CL A             584404107      842     107,400 SH           SOLE               107,400
NEXSTAR BROADCASTING GROUP I   CL A             65336K103    1,145     282,634 SH           SOLE               282,634
POWERWAVE TECHNOLOGIES INC     COM              739363109      756     600,000 SH           SOLE               600,000
POWERWAVE TECHNOLOGIES INC     NOTE 3.875%10/0  739363AF6    8,693  12,750,000 PRN          SOLE            12,750,000
POWERWAVE TECHNOLOGIES INC     NOTE 1.875%11/1  739363AD1   10,602  12,125,000 PRN          SOLE            12,125,000
RADIO ONE INC                  CL D NON VTG     75040P405    4,303   1,478,734 SH           SOLE             1,478,734
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747   12,332   1,213,795 SH           SOLE             1,213,795
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770   11,568   1,117,641 SH           SOLE             1,117,641
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    1,501     115,800 SH           SOLE               115,800
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    8,444     804,165 SH           SOLE               804,165
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F       780097804      414      25,800 SH           SOLE                25,800
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879    1,278      88,500 SH           SOLE                88,500
SALEM COMMUNICATIONS CORP DE   CL A             794093104    4,117     687,233 SH           SOLE               687,233
SINCLAIR BROADCAST GROUP INC   CL A             829226109    5,038   1,250,000 SH           SOLE             1,250,000
TITAN INTL INC ILL             COM              88830M102   10,543   1,300,000 SH           SOLE             1,300,000
TRICO MARINE SERVICES INC      NOTE 3.000% 1/1  896106AQ4   14,575  25,000,000 PRN          SOLE            25,000,000
TRICO MARINE SERVICES INC      DBCV 8.125% 2/0  896106AW1    2,806   3,118,000 PRN          SOLE             3,118,000
VERSO PAPER CORP               COM              92531L108    3,296   1,262,834 SH           SOLE             1,262,834

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